RISK MANAGEMENT - Liquid Assets (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Liquid assets	$ 62,298,492	$ 59,617,839
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets	26,625,173	27,931,834
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets	25,531,243	24,862,860
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets	$ 10,142,076	$ 6,823,145